UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2004

1.808768.100

ANIF-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
Johnson Controls, Inc.	8,100	$ 460,161
LKQ Corp.	100	1,827
		461,988
Automobiles - 0.2%
Honda Motor Co. Ltd.	2,200	107,184
Toyota Motor Corp.	24,600	939,474
		1,046,658
Hotels, Restaurants & Leisure - 2.9%
Aristocrat Leisure Ltd.	175,000	987,147
Boyd Gaming Corp.	16,500	464,475
Buffalo Wild Wings, Inc.	2,400	67,296
Four Seasons Hotels, Inc.	29,700	1,903,342
GTECH Holdings Corp.	6,200	156,984
Hilton Group PLC	150,470	754,584
Kerzner International Ltd. (a)	14,700	646,359
Krispy Kreme Doughnuts, Inc. (a)	2,400	30,384
Life Time Fitness, Inc.	4,900	125,734
Paddy Power PLC	76,000	897,879
Penn National Gaming, Inc. (a)	7,000	282,800
Red Robin Gourmet Burgers, Inc. (a)	48,500	2,117,995
Shuffle Master, Inc. (a)	44,400	1,663,224
Starbucks Corp. (a)	8,000	363,680
Station Casinos, Inc.	104,700	5,134,488
Wynn Resorts Ltd. (a)	32,200	1,664,418
		17,260,789
Household Durables - 1.0%
Black & Decker Corp.	10,200	789,888
Blount International, Inc. (a)	15,000	196,500
Harman International Industries, Inc.	26,700	2,876,925
KB Home	2,100	177,429
Leggett & Platt, Inc.	12,400	348,440
LG Electronics, Inc.	4,970	285,726
Pulte Homes, Inc.	19,200	1,178,304
Toll Brothers, Inc. (a)	2,300	106,559
		5,959,771
Internet & Catalog Retail - 1.4%
Blue Nile, Inc.	100	3,368
eBay, Inc. (a)	91,700	8,430,898
		8,434,266
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.1%
Citadel Broadcasting Corp. (a)	500	$ 6,410
Getty Images, Inc. (a)	5,000	276,500
Pixar (a)	19,094	1,506,517
SBS Broadcasting SA (a)	31,100	1,046,826
Sogecable SA (a)	5,500	221,610
Spanish Broadcasting System, Inc. Class A (a)	25,400	249,936
The DIRECTV Group, Inc. (a)	39,500	694,805
Univision Communications, Inc. Class A (a)	14,500	458,345
Viacom, Inc. Class B (non-vtg.)	7,300	244,988
Vivendi Universal SA sponsored ADR (a)	6,400	164,672
Washington Post Co. Class B	28	25,760
XM Satellite Radio Holdings, Inc. Class A (a)	43,700	1,355,574
		6,251,943
Multiline Retail - 0.4%
JCPenney Co., Inc.	28,100	991,368
Neiman Marcus Group, Inc. Class A	13,500	776,250
Next PLC	29,700	878,846
		2,646,464
Specialty Retail - 2.5%
America's Car Mart, Inc. (a)	600	20,250
AnnTaylor Stores Corp. (a)	8,550	200,070
Bakers Footwear Group, Inc.	105,600	850,080
Best Buy Co., Inc.	1,800	97,632
Chico's FAS, Inc. (a)	84,500	2,889,900
Claire's Stores, Inc.	40,000	1,001,600
Dick's Sporting Goods, Inc. (a)	42,300	1,506,726
Guitar Center, Inc. (a)	18,600	805,380
Hennes & Mauritz AB (H&M) (B Shares)	4,200	115,718
Pacific Sunwear of California, Inc. (a)	8,000	168,400
PETCO Animal Supplies, Inc. (a)	7,200	235,152
PETsMART, Inc.	59,800	1,697,722
Regis Corp.	26,700	1,073,874
Sherwin-Williams Co.	2,300	101,108
Signet Group PLC	86,648	179,777
Staples, Inc.	67,100	2,000,922
The Pep Boys - Manny, Moe & Jack	14,700	205,800
Tweeter Home Entertainment Group, Inc. (a)	5,000	28,250
Urban Outfitters, Inc. (a)	52,700	1,812,880
		14,991,241
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 1.0%
Burberry Group PLC	29,309	$ 197,832
Carter's, Inc.	5,500	152,295
Coach, Inc. (a)	60,900	2,583,378
Fossil, Inc. (a)	6,600	204,204
Hartmarx Corp. (a)	223,300	1,656,886
NIKE, Inc. Class B	5,000	394,000
Puma AG	303	81,286
Quiksilver, Inc. (a)	20,000	508,400
		5,778,281
TOTAL CONSUMER DISCRETIONARY		62,831,401
CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Corby Distilleries Ltd. Class A	20,000	1,052,506
MGP Ingredients, Inc.	17,200	170,624
PepsiCo, Inc.	12,300	598,395
		1,821,525
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	22,500	539,429
Sysco Corp.	91,200	2,728,704
Tesco PLC	99,285	513,192
The Pantry, Inc. (a)	30,000	755,100
United Natural Foods, Inc. (a)	34,500	917,700
Wal-Mart Stores, Inc.	6,500	345,800
Walgreen Co.	3,800	136,154
Whole Foods Market, Inc.	8,585	736,507
William Morrison Supermarkets PLC	15,600	54,416
		6,727,002
Food Products - 0.6%
Hershey Foods Corp.	18,700	873,477
Kellogg Co.	36,300	1,548,558
Peet's Coffee & Tea, Inc. (a)	5,000	116,950
SunOpta, Inc. (a)	28,100	216,248
Wm. Wrigley Jr. Co.	7,800	493,818
		3,249,051
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.5%
Avon Products, Inc.	122,500	$ 5,350,800
Gillette Co.	85,600	3,572,944
		8,923,744
TOTAL CONSUMER STAPLES		20,721,322
ENERGY - 13.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	1,000	43,720
BJ Services Co.	42,900	2,248,389
Carbo Ceramics, Inc.	20,700	1,493,298
National-Oilwell, Inc. (a)	10,000	328,600
Noble Corp. (a)	10,200	458,490
Offshore Logistics, Inc. (a)	30,100	1,036,042
Oil States International, Inc. (a)	18,700	349,690
Pason Systems, Inc.	1,600	39,399
Schlumberger Ltd. (NY Shares)	94,000	6,327,140
Smith International, Inc. (a)	3,100	188,263
Tenaris SA sponsored ADR	12,800	583,552
TETRA Technologies, Inc. (a)	1,100	34,155
Varco International, Inc. (a)	9,900	265,518
		13,396,256
Oil & Gas - 11.2%
Anadarko Petroleum Corp.	4,400	291,984
Apache Corp.	53,100	2,660,841
Ashland, Inc.	13,400	751,472
Blackrock Ventures, Inc. (a)	164,600	885,781
BP PLC sponsored ADR	159,200	9,158,776
Burlington Resources, Inc.	55,800	2,276,640
Cabot Oil & Gas Corp. Class A	6,000	269,400
Chesapeake Energy Corp.	136,500	2,160,795
ChevronTexaco Corp.	9,800	525,672
China Petroleum & Chemical Corp. sponsored ADR	6,800	279,140
Comstock Resources, Inc. (a)	8,000	167,360
ConocoPhillips	11,300	936,205
Denbury Resources, Inc. (a)	8,900	226,060
Devon Energy Corp.	1,100	78,111
EnCana Corp.	110,900	5,128,603
Encore Acquisition Co. (a)	16,392	565,524
ENI Spa sponsored ADR	4,500	505,350
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
EOG Resources, Inc.	7,100	$ 467,535
Exxon Mobil Corp.	151,300	7,312,329
Forest Oil Corp. (a)	11,500	346,380
Houston Exploration Co. (a)	18,900	1,121,715
Magnum Hunter Resources, Inc. (a)	4,500	51,930
Marathon Oil Corp.	61,500	2,538,720
McMoRan Exploration Co. (a)	19,800	257,994
Murphy Oil Corp.	64,000	5,553,280
Norsk Hydro ASA sponsored ADR	1,600	117,184
Occidental Petroleum Corp.	41,300	2,309,909
Patina Oil & Gas Corp.	19,100	564,787
PetroKazakhstan, Inc. Class A	21,500	731,179
Premcor, Inc. (a)	85,700	3,299,450
Quicksilver Resources, Inc. (a)	31,400	1,025,838
Range Resources Corp.	14,200	248,358
Talisman Energy, Inc.	17,400	452,186
Total SA sponsored ADR	54,100	5,527,397
Unocal Corp.	4,100	176,300
Valero Energy Corp.	4,600	368,966
Whiting Petroleum Corp. New	94,200	2,863,680
XTO Energy, Inc.	132,100	4,290,608
		66,493,439
TOTAL ENERGY		79,889,695
FINANCIALS - 7.7%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	600	55,944
Investors Financial Services Corp.	1,900	85,747
Lehman Brothers Holdings, Inc.	11,700	932,724
SEI Investments Co.	1,400	47,152
		1,121,567
Commercial Banks - 1.3%
BOK Financial Corp. (a)	2,173	96,938
East West Bancorp, Inc.	11,000	369,490
HSBC Holdings PLC sponsored ADR	16,011	1,277,678
M&T Bank Corp.	15,300	1,464,210
PrivateBancorp, Inc.	100	2,696
Texas Regional Bancshares, Inc. Class A	2,250	69,953
UCBH Holdings, Inc.	17,700	691,539
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	45,500	$ 2,713,165
Westcorp	20,500	871,660
Wintrust Financial Corp.	5,200	297,856
		7,855,185
Consumer Finance - 0.2%
Capital One Financial Corp.	2,300	169,970
First Marblehead Corp.	1,600	74,240
MBNA Corp.	36,600	922,320
		1,166,530
Diversified Financial Services - 0.1%
Brascan Corp. Class A (ltd. vtg.)	28,850	871,845
Insurance - 5.0%
ACE Ltd.	18,100	725,086
AFLAC, Inc.	9,900	388,179
Allstate Corp.	51,100	2,452,289
American International Group, Inc.	87,900	5,976,321
Assurant, Inc.	46,900	1,219,400
Berkshire Hathaway, Inc. Class A (a)	103	8,924,950
Brown & Brown, Inc.	8,800	402,160
Endurance Specialty Holdings Ltd.	16,700	536,905
Everest Re Group Ltd.	16,600	1,233,878
Great-West Lifeco, Inc.	3,300	132,994
HCC Insurance Holdings, Inc.	40,100	1,209,015
Mercury General Corp.	11,000	581,790
MetLife, Inc.	5,600	216,440
Montpelier Re Holdings Ltd.	9,700	355,796
ProAssurance Corp. (a)	5,000	175,100
Progressive Corp.	5,400	457,650
RenaissanceRe Holdings Ltd.	27,300	1,408,134
StanCorp Financial Group, Inc.	4,600	327,520
USI Holdings Corp. (a)	67,400	920,010
W.R. Berkley Corp.	26,000	1,096,160
White Mountains Insurance Group Ltd.	400	210,400
Willis Group Holdings Ltd.	13,100	489,940
		29,440,117
Real Estate - 0.3%
CB Richard Ellis Group, Inc. Class A	5,200	120,120
CBL & Associates Properties, Inc.	12,600	767,970
Equity Residential (SBI)	18,600	576,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
General Growth Properties, Inc.	5,200	$ 161,200
The Rouse Co.	2,800	187,264
		1,813,154
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	25,100	988,689
Doral Financial Corp.	7,700	319,319
Golden West Financial Corp., Delaware	17,600	1,952,720
		3,260,728
TOTAL FINANCIALS		45,529,126
HEALTH CARE - 11.2%
Biotechnology - 1.9%
Affymetrix, Inc. (a)	10,300	316,313
Biogen Idec, Inc. (a)	14,900	911,433
Gen-Probe, Inc. (a)	26,900	1,072,503
Genentech, Inc. (a)	147,900	7,752,918
Keryx Biopharmaceuticals, Inc. (a)	10,700	119,733
ONYX Pharmaceuticals, Inc. (a)	200	8,602
Pharmion Corp.	12,600	651,370
Seattle Genetics, Inc. (a)	25,800	169,506
		11,002,378
Health Care Equipment & Supplies - 4.6%
Advanced Medical Optics, Inc. (a)	26,700	1,056,519
Advanced Neuromodulation Systems, Inc. (a)	19,100	579,685
Alcon, Inc.	78,700	6,311,740
American Medical Systems Holdings, Inc. (a)	3,700	134,199
Animas Corp.	13,600	218,960
Bio-Rad Laboratories, Inc. Class A (a)	8,600	439,460
C.R. Bard, Inc.	22,800	1,291,164
Cooper Companies, Inc.	13,000	891,150
Cytyc Corp. (a)	24,500	591,675
DENTSPLY International, Inc.	36,600	1,901,004
Epix Pharmaceuticals, Inc. (a)	10,100	195,031
Fisher Scientific International, Inc. (a)	26,604	1,551,811
Given Imaging Ltd. (a)	8,800	338,360
Hospira, Inc. (a)	11,300	345,780
IDEXX Laboratories, Inc. (a)	20,500	1,040,170
Immucor, Inc. (a)	60,000	1,485,000
Integra LifeSciences Holdings Corp. (a)	7,400	237,614
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Intuitive Surgical, Inc. (a)	6,200	$ 153,450
IRIS International, Inc. (a)	400,000	3,180,000
Kensey Nash Corp. (a)	5,300	138,807
Kinetic Concepts, Inc.	9,700	509,735
Medtronic, Inc.	3,500	181,650
Nobel Biocare Holding AG (Switzerland)	1,556	242,139
Ocular Sciences, Inc. (a)	13,400	642,798
St. Jude Medical, Inc. (a)	26,600	2,002,182
Synthes, Inc.	4,360	476,254
Waters Corp. (a)	30,400	1,340,640
		27,476,977
Health Care Providers & Services - 2.8%
Aetna, Inc.	55,200	5,516,136
Anthem, Inc. (a)	1,900	165,775
Chemed Corp. New	4,700	261,978
eResearchTechnology, Inc. (a)	3,292	43,882
ICON PLC sponsored ADR (a)	800	26,328
Matria Healthcare, Inc. (a)	1,600	45,296
Merge Technologies, Inc. (a)	17,300	298,598
Molina Healthcare, Inc. (a)	600	21,300
Patterson Companies, Inc. (a)	79,600	6,094,176
Pediatrix Medical Group, Inc. (a)	1,400	76,790
UnitedHealth Group, Inc.	47,600	3,510,024
VCA Antech, Inc. (a)	10,000	206,300
WellPoint Health Networks, Inc. (a)	2,000	210,180
		16,476,763
Pharmaceuticals - 1.9%
Atherogenics, Inc. (a)	7,500	247,125
Connetics Corp. (a)	32,000	864,640
Cypress Bioscience, Inc. (a)	11,800	137,706
Elan Corp. PLC sponsored ADR (a)	58,600	1,371,240
First Horizon Pharmaceutical Corp. (a)	13,200	264,132
IVAX Corp. (a)	24,875	476,356
Kos Pharmaceuticals, Inc. (a)	26,700	950,787
MGI Pharma, Inc. (a)	7,400	197,506
Novo Nordisk AS Series B	76,700	4,204,285
Par Pharmaceutical Companies, Inc. (a)	600	21,558
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	10,503	$ 1,088,219
Schering-Plough Corp.	85,300	1,625,818
		11,449,372
TOTAL HEALTH CARE		66,405,490
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.1%
L-3 Communications Holdings, Inc.	3,800	254,600
Precision Castparts Corp.	4,100	246,205
SI International, Inc. (a)	6,100	133,651
		634,456
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	41,700	1,934,463
Dynamex, Inc. (a)	9,005	155,246
Expeditors International of Washington, Inc.	1,500	77,550
Ryder System, Inc.	22,700	1,067,808
United Parcel Service, Inc. Class B	66,900	5,079,048
		8,314,115
Airlines - 0.2%
Southwest Airlines Co.	87,300	1,189,026
Building Products - 0.7%
Lennox International, Inc.	11,100	165,834
Masco Corp.	100,600	3,473,718
Trex Co., Inc. (a)	12,400	549,072
		4,188,624
Commercial Services & Supplies - 0.9%
Aramark Corp. Class B	20,700	499,698
Copart, Inc. (a)	38,100	721,233
Educate, Inc. (a)	11,000	129,690
Laureate Education, Inc. (a)	1,100	40,942
R.R. Donnelley & Sons Co.	38,800	1,215,216
Resources Connection, Inc. (a)	22,700	857,606
Robert Half International, Inc.	48,400	1,247,268
Strayer Education, Inc.	2,300	264,523
United Rentals, Inc. (a)	12,200	193,858
		5,170,034
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Perini Corp. (a)	9,000	$ 128,340
Washington Group International, Inc. (a)	7,900	273,498
		401,838
Electrical Equipment - 0.7%
Cooper Industries Ltd. Class A	43,600	2,572,400
Roper Industries, Inc.	24,000	1,379,040
Ultralife Batteries, Inc. (a)	30,200	307,134
		4,258,574
Industrial Conglomerates - 0.6%
3M Co.	19,700	1,575,409
Hutchison Whampoa Ltd.	163,000	1,275,201
Siemens AG sponsored ADR	13,800	1,017,060
		3,867,670
Machinery - 3.0%
AGCO Corp. (a)	11,300	255,606
Astec Industries, Inc. (a)	2,867	54,817
Cummins, Inc.	28,200	2,083,698
Danaher Corp.	170,100	8,722,728
ESCO Technologies, Inc. (a)	4,800	325,248
IDEX Corp.	1,650	56,034
Illinois Tool Works, Inc.	4,800	447,216
Ingersoll-Rand Co. Ltd. Class A	300	20,391
ITT Industries, Inc.	1,200	95,988
JLG Industries, Inc.	100,000	1,680,000
Joy Global, Inc.	16,400	563,832
Oshkosh Truck Co.	4,100	233,946
PACCAR, Inc.	28,950	2,001,024
SPX Corp.	500	17,700
Volvo AB ADR	35,900	1,264,757
		17,822,985
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	35,300	1,352,343
Canadian National Railway Co.	59,100	2,895,631
Heartland Express, Inc.	1,950	35,978
Knight Transportation, Inc. (a)	2,020	43,268
Laidlaw International, Inc. (a)	2,300	37,835
Landstar System, Inc. (a)	21,000	1,232,280
Norfolk Southern Corp.	9,000	267,660
		5,864,995
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Fastenal Co.	15,500	$ 892,800
MSC Industrial Direct Co., Inc. Class A	21,900	746,352
		1,639,152
TOTAL INDUSTRIALS		53,351,469
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 3.1%
Adtran, Inc.	3,000	68,040
Carrier Access Corp. (a)	1,500	10,425
Comverse Technology, Inc. (a)	21,000	395,430
Ditech Communications Corp. (a)	78,300	1,753,137
Harris Corp.	35,500	1,950,370
Juniper Networks, Inc. (a)	22,900	540,440
Motorola, Inc.	53,700	968,748
Plantronics, Inc.	4,400	190,256
QUALCOMM, Inc.	167,500	6,539,200
Research in Motion Ltd. (a)	77,600	5,925,091
		18,341,137
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	34,200	1,325,250
Dell, Inc. (a)	61,400	2,185,840
Logitech International SA sponsored ADR (a)	100	4,834
Synaptics, Inc. (a)	21,800	439,488
		3,955,412
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A (a)	4,600	157,596
Cogent, Inc.	20,300	369,866
Dionex Corp. (a)	300	16,410
FARO Technologies, Inc. (a)	1,800	36,612
FLIR Systems, Inc. (a)	67,691	3,959,924
Hon Hai Precision Industries Co. Ltd.	4,049	13,946
LoJack Corp. (a)	700	7,840
Molex, Inc.	8,100	241,542
National Instruments Corp.	10,400	314,808
Sigmatron International, Inc. (a)	4,100	44,280
		5,162,824
Internet Software & Services - 3.9%
Akamai Technologies, Inc. (a)	28,100	394,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Blue Coat Systems, Inc. (a)	5,300	$ 76,320
Google, Inc. Class A	51,200	6,635,520
Greenfield Online, Inc.	2,300	46,713
InfoSpace, Inc. (a)	300	14,217
iVillage, Inc. (a)	4,200	25,200
j2 Global Communications, Inc. (a)	4,500	142,155
Websense, Inc. (a)	15,343	639,343
Yahoo!, Inc. (a)	447,900	15,188,285
		23,162,558
IT Services - 2.9%
Accenture Ltd. Class A (a)	7,600	205,580
Alliance Data Systems Corp. (a)	163,000	6,611,280
Cognizant Technology Solutions Corp. Class A (a)	51,614	1,574,743
Global Payments, Inc.	700	37,485
Infosys Technologies Ltd. sponsored ADR	87,300	4,941,180
Iron Mountain, Inc. (a)	17,200	582,220
SRA International, Inc. Class A (a)	69,200	3,567,952
		17,520,440
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	5,400	329,454
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	111,000	4,304,580
ATI Technologies, Inc. (a)	20,300	311,800
Cree, Inc. (a)	40,200	1,227,306
International Rectifier Corp. (a)	91,800	3,148,740
Lam Research Corp. (a)	13,600	297,568
Marvell Technology Group Ltd. (a)	394,100	10,297,833
O2Micro International Ltd. (a)	3,000	32,220
Samsung Electronics Co. Ltd.	11,576	4,604,260
Silicon Image, Inc. (a)	9,200	116,288
Silicon Laboratories, Inc. (a)	75,000	2,481,750
Tessera Technologies, Inc.	7,300	161,330
Tundra Semiconductor Corp. Ltd. (a)(d)	300	3,376
Volterra Semiconductor Corp.	6,300	78,309
		27,065,360
Software - 1.8%
Activision, Inc. (a)	36,400	504,868
Adobe Systems, Inc.	16,200	801,414
Altiris, Inc. (a)	25,600	810,240
Autodesk, Inc.	46,900	2,280,747
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
JAMDAT Mobile, Inc.	500	$ 11,535
Kronos, Inc. (a)	5,000	221,450
Macrovision Corp. (a)	1,000	24,080
Microsoft Corp.	12,800	353,920
NAVTEQ Corp.	20,700	737,748
NCsoft Corp. (a)	3,290	270,571
Opsware, Inc. (a)	2,600	14,586
Quality Systems, Inc. (a)	6,200	313,162
Red Hat, Inc. (a)	28,300	346,392
SAP AG sponsored ADR	4,800	186,960
Sonic Solutions, Inc. (a)	24,100	393,312
Symantec Corp. (a)	50,800	2,787,904
Take-Two Interactive Software, Inc. (a)	20,000	657,000
		10,715,889
TOTAL INFORMATION TECHNOLOGY		106,253,074
MATERIALS - 7.1%
Chemicals - 0.7%
Dow Chemical Co.	2,600	117,468
Headwaters, Inc. (a)	3,200	98,752
Methanex Corp.	47,500	711,512
NOVA Chemicals Corp.	23,000	888,829
Potash Corp. of Saskatchewan	39,700	2,548,603
		4,365,164
Construction Materials - 0.2%
Florida Rock Industries, Inc.	2,050	100,430
Lafarge North America, Inc.	5,800	271,962
Rinker Group Ltd.	77,881	489,197
Texas Industries, Inc.	1,500	77,160
		938,749
Containers & Packaging - 0.0%
Ball Corp.	6,700	250,781
Metals & Mining - 6.1%
Aber Diamond Corp. (a)	1,900	65,595
Anglo American PLC ADR	5,800	140,650
Apex Silver Mines Ltd. (a)	10,200	221,340
BHP Billiton Ltd. sponsored ADR	49,300	1,022,975
Carpenter Technology Corp.	14,400	687,456
Companhia Vale do Rio Doce sponsored ADR	22,300	501,081
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Compania de Minas Buenaventura SA sponsored ADR	13,600	$ 323,000
Compass Minerals International, Inc.	7,600	168,720
Dofasco, Inc.	15,300	516,568
Eldorado Gold Corp. (a)	201,600	653,492
First Quantum Minerals Ltd. (a)	157,700	2,087,252
Freeport-McMoRan Copper & Gold, Inc. Class B	63,700	2,579,850
Gabriel Resources Ltd. (a)	157,300	239,363
Gerdau SA sponsored ADR	700	11,445
Glamis Gold Ltd. (a)	317,900	5,895,669
Goldcorp, Inc.	19,000	263,523
Inco Ltd. (a)	4,600	180,099
International Steel Group, Inc.	22,800	768,360
IPSCO, Inc.	69,500	1,942,750
Ispat International NV (a)	9,900	287,100
Ivanhoe Mines Ltd. (a)	21,900	123,234
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	300	181
Meridian Gold, Inc. (a)	19,200	319,556
Newmont Mining Corp.	140,100	6,378,753
Novagold Resources, Inc. (a)	122,400	772,185
Nucor Corp.	26,000	2,375,620
Peabody Energy Corp.	20,100	1,195,950
Phelps Dodge Corp.	3,900	358,917
Placer Dome, Inc.	119,700	2,390,680
POSCO sponsored ADR	59,700	2,259,645
Southern African Resources PLC (a)	378,788	217,927
Steel Dynamics, Inc.	16,900	652,678
United States Steel Corp.	6,800	255,816
Xstrata PLC	17,200	283,155
		36,140,585
Paper & Forest Products - 0.1%
Canfor Corp. (a)	13,000	164,335
MeadWestvaco Corp.	8,000	255,200
		419,535
TOTAL MATERIALS		42,114,814
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.0%
PT Indosat Tbk sponsored ADR	4,100	98,400
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 6.6%
Alamosa Holdings, Inc. (a)	14,500	$ 110,780
America Movil SA de CV sponsored ADR	370,200	14,448,906
mmO2 PLC (a)	55,200	98,275
Mobile TeleSystems OJSC sponsored ADR	8,700	1,261,413
Nextel Communications, Inc. Class A (a)	275,900	6,577,456
Nextel Partners, Inc. Class A (a)	377,400	6,257,292
NII Holdings, Inc. (a)	109,100	4,496,011
Telesystem International Wireless, Inc. (a)	25,400	242,576
Vimpel Communications sponsored ADR (a)	28,100	3,057,280
Vodafone Group PLC sponsored ADR	89,700	2,162,667
Western Wireless Corp. Class A (a)	19,500	501,345
		39,214,001
TOTAL TELECOMMUNICATION SERVICES		39,312,401
UTILITIES - 0.8%
Electric Utilities - 0.4%
Entergy Corp.	9,100	551,551
Exelon Corp.	10,600	388,914
FirstEnergy Corp.	12,100	497,068
PG&E Corp. (a)	15,100	459,040
TXU Corp.	2,500	119,800
		2,016,373
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	74,300	742,257
Dominion Resources, Inc.	12,700	828,675
Duke Energy Corp.	21,300	487,557
NRG Energy, Inc. (a)	12,200	328,668
Sempra Energy	2,800	101,332
		2,488,489
TOTAL UTILITIES		4,504,862
TOTAL COMMON STOCKS (Cost $473,770,938)		520,913,654
Convertible Preferred Stocks - 0.0%
	Shares	Value
UTILITIES - 0.0%
Electric Utilities - 0.0%
TXU Corp. 8.75% (a)	5,400	$ 282,490
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $228,744)		282,490
Convertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Leisure Equipment & Products - 0.2%
Eastman Kodak Co. 3.375% 10/15/33	$ 910,000	1,148,620
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	250,000	373,725
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	180,000	180,450
TOTAL CONVERTIBLE BONDS (Cost $1,574,699)		1,702,795
U.S. Treasury Obligations - 1.9%

U.S. Treasury Notes:
4.25% 8/15/13	3,010,000	3,055,033
4.25% 11/15/13	2,250,000	2,279,005
4.75% 5/15/14	5,500,000	5,773,284
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,862,742)		11,107,322
Money Market Funds - 16.0%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b)	88,630,923	$ 88,630,923
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	5,963,358	5,963,358
TOTAL MONEY MARKET FUNDS (Cost $94,594,281)		94,594,281
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $581,031,404)		628,600,542
NET OTHER ASSETS - (6.1)%		(35,934,921)
NET ASSETS - 100%		$ 592,665,621
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,376 or 0.0% of net assets.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $581,737,601. Net unrealized appreciation aggregated $46,862,941, of which $57,140,942 related to appreciated investment securities and $10,278,001 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund®

September 30, 2004

1.807733.100

CON-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.1%
Gentex Corp.	801,950	$ 28,173
Johnson Controls, Inc.	154,900	8,800
		36,973
Automobiles - 0.5%
Harley-Davidson, Inc.	387,800	23,051
Honda Motor Co. Ltd.	154,800	7,542
Toyota Motor Corp.	4,752,000	181,479
		212,072
Hotels, Restaurants & Leisure - 2.2%
Aristocrat Leisure Ltd.	3,950,356	22,283
Boyd Gaming Corp.	952,900	26,824
Buffalo Wild Wings, Inc.	248,200	6,960
Four Seasons Hotels, Inc.	544,300	34,882
GTECH Holdings Corp.	1,096,600	27,766
Hilton Group PLC	6,129,502	30,739
International Game Technology	1,323,350	47,574
Kerzner International Ltd. (a)	606,800	26,681
Krispy Kreme Doughnuts, Inc. (a)	1,988,300	25,172
Life Time Fitness, Inc.	432,900	11,108
McDonald's Corp.	105,300	2,952
Outback Steakhouse, Inc.	545,900	22,671
P.F. Chang's China Bistro, Inc. (a)	229,050	11,107
Panera Bread Co. Class A (a)(d)	1,946,700	73,079
Penn National Gaming, Inc. (a)	313,462	12,664
Pinnacle Entertainment, Inc. (a)	155,200	2,142
Red Robin Gourmet Burgers, Inc. (a)(d)	1,068,053	46,642
Shuffle Master, Inc. (a)(d)	1,180,801	44,233
Starbucks Corp. (a)	2,946,500	133,948
Station Casinos, Inc.	2,448,300	120,065
The Cheesecake Factory, Inc. (a)	565,576	24,546
William Hill PLC	8,716,407	84,264
Wynn Resorts Ltd. (a)	636,296	32,890
		871,192
Household Durables - 1.4%
Black & Decker Corp.	115,200	8,921
Blount International, Inc. (a)	1,161,500	15,216
D.R. Horton, Inc.	3,282,490	108,683
Fortune Brands, Inc.	838,100	62,095
Harman International Industries, Inc.	1,814,900	195,555
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home	92,900	$ 7,849
Leggett & Platt, Inc.	1,071,400	30,106
LG Electronics, Inc.	398,890	22,932
Pulte Homes, Inc.	1,023,200	62,794
Sharp Corp.	1,094,000	15,074
Toll Brothers, Inc. (a)	116,200	5,384
		534,609
Internet & Catalog Retail - 1.2%
Blue Nile, Inc.	365,884	12,323
eBay, Inc. (a)	4,269,100	392,501
IAC/InterActiveCorp (a)	3,556,872	78,322
		483,146
Leisure Equipment & Products - 0.0%
RC2 Corp. (a)	216,590	7,126
Media - 1.5%
Citadel Broadcasting Corp. (a)	349,500	4,481
E.W. Scripps Co. Class A	562,800	26,891
Fox Entertainment Group, Inc. Class A (a)	2,386,000	66,188
Getty Images, Inc. (a)	585,100	32,356
Lakes Entertainment, Inc. (a)	465,918	4,883
McGraw-Hill Companies, Inc.	30,800	2,454
News Corp. Ltd. ADR	183,500	6,032
Pixar (a)	1,715,701	135,369
SBS Broadcasting SA (a)	1,024,090	34,471
Sogecable SA (a)	194,200	7,825
The DIRECTV Group, Inc. (a)	2,400,100	42,218
Univision Communications, Inc. Class A (a)	1,241,200	39,234
Viacom, Inc. Class B (non-vtg.)	858,467	28,810
Vivendi Universal SA sponsored ADR (a)	661,600	17,023
Washington Post Co. Class B	84,270	77,528
XM Satellite Radio Holdings, Inc. Class A (a)	1,514,333	46,975
		572,738
Multiline Retail - 0.5%
99 Cents Only Stores (a)(d)	4,171,133	59,355
JCPenney Co., Inc.	1,790,900	63,183
Neiman Marcus Group, Inc. Class A	546,500	31,424
Next PLC	948,800	28,076
		182,038
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.6%
Advance Auto Parts, Inc. (a)	1,637,300	$ 56,323
AnnTaylor Stores Corp. (a)(d)	3,333,100	77,995
Bed Bath & Beyond, Inc. (a)	2,963,900	109,990
Best Buy Co., Inc.	115,300	6,254
Chico's FAS, Inc. (a)	2,925,200	100,042
Claire's Stores, Inc.	1,079,600	27,033
Dick's Sporting Goods, Inc. (a)	919,900	32,767
Guitar Center, Inc. (a)	556,300	24,088
Halfords Group PLC	3,256,634	17,231
Hennes & Mauritz AB (H&M) (B Shares)	309,650	8,531
Lowe's Companies, Inc.	320,300	17,408
Pacific Sunwear of California, Inc. (a)(d)	4,031,928	84,872
PETCO Animal Supplies, Inc. (a)	2,116,300	69,118
PETsMART, Inc.	3,341,800	94,874
Regis Corp.	487,600	19,611
Sherwin-Williams Co.	156,700	6,889
Signet Group PLC	8,160,737	16,932
Staples, Inc.	3,289,700	98,099
The Pep Boys - Manny, Moe & Jack	2,386,500	33,411
TJX Companies, Inc.	2,947,300	64,958
United Auto Group, Inc.	182,300	4,574
Urban Outfitters, Inc. (a)	1,906,800	65,594
		1,036,594
Textiles Apparel & Luxury Goods - 0.9%
Burberry Group PLC	10,309,110	69,585
Carter's, Inc.	266,400	7,377
Coach, Inc. (a)	4,400,576	186,672
Fossil, Inc. (a)	760,700	23,536
Hartmarx Corp. (a)	276,200	2,049
NIKE, Inc. Class B	315,400	24,854
Puma AG	133,819	35,900
Quiksilver, Inc. (a)	585,000	14,871
		364,844
TOTAL CONSUMER DISCRETIONARY		4,301,332
CONSUMER STAPLES - 7.1%
Beverages - 0.2%
Anheuser-Busch Companies, Inc.	515,300	25,739
Cott Corp. (a)	965,800	28,245
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
MGP Ingredients, Inc.	295,100	$ 2,927
PepsiCo, Inc.	718,790	34,969
		91,880
Food & Staples Retailing - 1.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	387,300	9,285
Sysco Corp.	8,121,900	243,007
Tesco PLC	9,631,513	49,784
The Pantry, Inc. (a)	706,000	17,770
United Natural Foods, Inc. (a)	1,120,748	29,812
Wal-Mart Stores, Inc.	611,100	32,511
Walgreen Co.	233,000	8,348
Whole Foods Market, Inc.	1,475,075	126,547
William Morrison Supermarkets PLC	24,095,174	84,049
		601,113
Food Products - 0.6%
Hershey Foods Corp.	1,572,000	73,428
Kellogg Co.	1,780,500	75,956
People's Food Holdings Ltd.	1,125,000	775
SunOpta, Inc. (a)	2,092,200	16,101
Wm. Wrigley Jr. Co.	939,200	59,461
		225,721
Household Products - 0.9%
Colgate-Palmolive Co.	7,818,800	353,253
Personal Products - 3.9%
Avon Products, Inc. (d)	26,983,644	1,178,643
Gillette Co.	8,794,200	367,070
		1,545,713
TOTAL CONSUMER STAPLES		2,817,680
ENERGY - 9.7%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	71,000	3,104
BJ Services Co.	1,241,400	65,062
Carbo Ceramics, Inc.	55,100	3,975
Noble Corp. (a)	351,900	15,818
Oil States International, Inc. (a)	424,100	7,931
Pason Systems, Inc.	90,900	2,238
Schlumberger Ltd. (NY Shares)	3,598,400	242,208
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	1,692,590	$ 102,791
Tenaris SA sponsored ADR	569,900	25,982
TETRA Technologies, Inc. (a)	72,600	2,254
Varco International, Inc. (a)	309,800	8,309
		479,672
Oil & Gas - 8.5%
Anadarko Petroleum Corp.	290,400	19,271
Apache Corp.	2,831,640	141,893
Ashland, Inc.	450,900	25,286
Blackrock Ventures, Inc. (a)	3,006,000	16,177
BP PLC sponsored ADR	5,842,666	336,129
Burlington Resources, Inc.	3,155,520	128,745
Cabot Oil & Gas Corp. Class A	325,600	14,619
Canadian Natural Resources Ltd.	156,600	6,268
Chesapeake Energy Corp.	4,569,700	72,338
ChevronTexaco Corp.	160,400	8,604
China Petroleum & Chemical Corp. sponsored ADR	1,789,600	73,463
Comstock Resources, Inc. (a)	310,400	6,494
ConocoPhillips	369,400	30,605
Denbury Resources, Inc. (a)	465,600	11,826
Devon Energy Corp.	116,400	8,266
EnCana Corp.	17,229,224	796,771
Encore Acquisition Co. (a)	1,147,600	39,592
ENI Spa sponsored ADR	229,300	25,750
EOG Resources, Inc.	492,500	32,431
Exxon Mobil Corp.	5,841,600	282,325
Forest Oil Corp. (a)	395,000	11,897
Houston Exploration Co. (a)	1,203,900	71,451
Magnum Hunter Resources, Inc. (a)	432,700	4,993
Marathon Oil Corp.	1,769,300	73,037
McMoRan Exploration Co. (a)	1,324,200	17,254
Murphy Oil Corp.	3,188,800	276,692
Noble Energy, Inc.	305,400	17,786
Norsk Hydro ASA sponsored ADR	116,100	8,503
Occidental Petroleum Corp.	1,275,600	71,344
Patina Oil & Gas Corp.	988,500	29,230
PetroChina Co. Ltd. sponsored ADR	438,200	23,558
PetroKazakhstan, Inc. Class A	632,700	21,517
Pioneer Natural Resources Co.	958,350	33,044
Premcor, Inc. (a)(d)	5,782,800	222,638
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Quicksilver Resources, Inc. (a)	1,090,600	$ 35,630
Range Resources Corp.	580,900	10,160
Talisman Energy, Inc.	874,890	22,736
Total SA sponsored ADR	1,825,100	186,470
Unocal Corp.	556,700	23,938
Valero Energy Corp.	225,400	18,079
XTO Energy, Inc.	2,278,300	73,999
		3,330,809
TOTAL ENERGY		3,810,481
FINANCIALS - 12.5%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	164,400	15,329
Investors Financial Services Corp.	138,299	6,241
Lehman Brothers Holdings, Inc.	668,400	53,285
Merrill Lynch & Co., Inc.	552,600	27,475
SEI Investments Co.	89,600	3,018
		105,348
Commercial Banks - 1.2%
BOK Financial Corp. (a)	105,017	4,685
East West Bancorp, Inc.	279,100	9,375
HSBC Holdings PLC sponsored ADR	522,900	41,727
M&T Bank Corp.	1,458,400	139,569
PrivateBancorp, Inc.	11,066	298
Royal Bank of Scotland Group PLC	811,791	23,477
SouthTrust Corp.	2,061,800	85,895
UCBH Holdings, Inc.	582,500	22,758
Wachovia Corp.	193,700	9,094
Wells Fargo & Co.	1,533,600	91,449
Westcorp	674,580	28,683
Wintrust Financial Corp.	364,700	20,890
		477,900
Consumer Finance - 1.0%
Capital One Financial Corp.	96,800	7,154
First Marblehead Corp.	316,700	14,695
MBNA Corp.	2,995,800	75,494
SLM Corp.	6,612,800	294,931
		392,274
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
Brascan Corp. Class A (ltd. vtg.)	1,074,300	$ 32,465
CapitalSource, Inc.	154,400	3,449
Citigroup, Inc.	521,400	23,004
J.P. Morgan Chase & Co.	1,087,828	43,219
KKR Financial Corp. (e)	1,936,000	19,844
Moody's Corp.	2,146,800	157,253
		279,234
Insurance - 7.8%
ACE Ltd.	1,662,000	66,580
AFLAC, Inc.	1,731,000	67,873
Allstate Corp.	3,255,700	156,241
American International Group, Inc.	6,883,226	467,991
Assurant, Inc.	984,000	25,584
Berkshire Hathaway, Inc. Class A (a)	12,846	1,113,106
Brit Insurance Holdings PLC	13,779,500	18,103
Brown & Brown, Inc.	186,100	8,505
Endurance Specialty Holdings Ltd.	1,870,000	60,121
Everest Re Group Ltd. (d)	2,946,520	219,015
Great-West Lifeco, Inc.	233,000	9,390
HCC Insurance Holdings, Inc.	1,741,800	52,515
IPC Holdings Ltd.	563,800	21,430
Markel Corp. (a)	101,450	31,287
Mercury General Corp.	633,600	33,511
MetLife, Inc.	509,400	19,688
Montpelier Re Holdings Ltd. (d)	5,020,900	184,167
PartnerRe Ltd.	1,292,700	70,698
Progressive Corp.	503,600	42,680
RenaissanceRe Holdings Ltd.	2,679,310	138,199
StanCorp Financial Group, Inc.	380,500	27,092
USI Holdings Corp. (a)(d)	3,452,918	47,132
W.R. Berkley Corp.	1,368,800	57,709
White Mountains Insurance Group Ltd.	42,300	22,250
Willis Group Holdings Ltd.	2,826,000	105,692
		3,066,559
Real Estate - 0.2%
CB Richard Ellis Group, Inc. Class A	352,000	8,131
CBL & Associates Properties, Inc.	374,560	22,829
Equity Residential (SBI)	662,500	20,538
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - continued
General Growth Properties, Inc.	271,100	$ 8,404
The Rouse Co.	155,280	10,385
		70,287
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	2,034,632	80,144
Doral Financial Corp.	1,683,125	69,799
Golden West Financial Corp., Delaware	3,429,790	380,535
New York Community Bancorp, Inc.	1,020,710	20,965
		551,443
TOTAL FINANCIALS		4,943,045
HEALTH CARE - 13.1%
Biotechnology - 2.1%
Affymetrix, Inc. (a)	131,600	4,041
Biogen Idec, Inc. (a)	1,231,300	75,319
Celgene Corp. (a)	17,670	1,029
Dyax Corp. (a)	27,600	211
Gen-Probe, Inc. (a)	1,589,200	63,361
Genentech, Inc. (a)	11,984,100	628,207
Idenix Pharmaceuticals, Inc.	94,700	1,515
Keryx Biopharmaceuticals, Inc. (a)	155,400	1,739
Martek Biosciences (a)	316,500	15,395
Millennium Pharmaceuticals, Inc. (a)	483,100	6,623
ONYX Pharmaceuticals, Inc. (a)	19,136	823
Pharmion Corp.	407,800	21,082
Seattle Genetics, Inc. (a)(d)	2,477,300	16,276
		835,621
Health Care Equipment & Supplies - 5.4%
Advanced Medical Optics, Inc. (a)	947,800	37,504
Advanced Neuromodulation Systems, Inc. (a)(d)	1,359,052	41,247
Alcon, Inc.	4,295,600	344,507
American Medical Systems Holdings, Inc. (a)	779,000	28,254
Becton, Dickinson & Co.	313,900	16,229
Bio-Rad Laboratories, Inc. Class A (a)	739,300	37,778
Biomet, Inc.	252,450	11,835
Boston Scientific Corp. (a)	1,214,200	48,240
C.R. Bard, Inc.	1,159,100	65,640
Cooper Companies, Inc.	534,937	36,670
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	626,400	$ 15,128
DENTSPLY International, Inc. (d)	5,674,237	294,720
Epix Pharmaceuticals, Inc. (a)	756,300	14,604
Fisher Scientific International, Inc. (a)	1,212,508	70,726
Given Imaging Ltd. (a)	611,300	23,504
Hospira, Inc. (a)	270,900	8,290
IDEXX Laboratories, Inc. (a)	1,060,980	53,834
Integra LifeSciences Holdings Corp. (a)	906,000	29,092
Intuitive Surgical, Inc. (a)	431,276	10,674
Kensey Nash Corp. (a)	232,700	6,094
Kinetic Concepts, Inc.	432,300	22,717
Medtronic, Inc.	885,600	45,963
Nobel Biocare Holding AG (Switzerland)	155,265	24,162
Ocular Sciences, Inc. (a)	224,800	10,784
ResMed, Inc. (a)	136,300	6,489
Smith & Nephew PLC	25,810,124	239,260
St. Jude Medical, Inc. (a)	1,426,000	107,335
Stryker Corp.	2,115,900	101,732
Synthes, Inc.	555,456	60,674
Waters Corp. (a)	1,450,500	63,967
Zimmer Holdings, Inc. (a)	3,060,629	241,912
		2,119,565
Health Care Providers & Services - 2.8%
Aetna, Inc.	3,010,930	300,882
Anthem, Inc. (a)	276,500	24,125
Chemed Corp. New	116,200	6,477
eResearchTechnology, Inc. (a)	895,000	11,930
Patterson Companies, Inc. (a)(d)	6,152,698	471,051
Pediatrix Medical Group, Inc. (a)	60,600	3,324
UnitedHealth Group, Inc.	3,455,090	254,778
VCA Antech, Inc. (a)	793,200	16,364
WellPoint Health Networks, Inc. (a)	281,700	29,604
		1,118,535
Pharmaceuticals - 2.8%
AstraZeneca PLC sponsored ADR	1,324,700	54,485
Atherogenics, Inc. (a)	833,200	27,454
Connetics Corp. (a)	996,200	26,917
Cypress Bioscience, Inc. (a)	783,700	9,146
Elan Corp. PLC sponsored ADR (a)	1,790,600	41,900
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
First Horizon Pharmaceutical Corp. (a)	387,200	$ 7,748
IVAX Corp. (a)	1,132,000	21,678
Johnson & Johnson	1,565,350	88,176
Kos Pharmaceuticals, Inc. (a)	743,200	26,465
Merck & Co., Inc.	1,536,000	50,688
MGI Pharma, Inc. (a)	674,600	18,005
Novartis AG sponsored ADR	1,855,800	86,610
Novo Nordisk AS Series B	4,500,702	246,704
Par Pharmaceutical Companies, Inc. (a)	45,100	1,620
Pfizer, Inc.	660,335	20,206
Roche Holding AG (participation certificate)	2,021,287	209,426
Schering-Plough Corp.	5,177,000	98,674
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,626,300	68,152
		1,104,054
TOTAL HEALTH CARE		5,177,775
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.2%
L-3 Communications Holdings, Inc.	131,600	8,817
Lockheed Martin Corp.	7,232,395	403,423
Precision Castparts Corp.	788,114	47,326
		459,566
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	4,004,334	185,761
Dynamex, Inc. (a)	263,200	4,538
Expeditors International of Washington, Inc.	169,560	8,766
Ryder System, Inc.	501,700	23,600
United Parcel Service, Inc. Class B	2,417,000	183,499
		406,164
Airlines - 0.7%
ExpressJet Holdings, Inc. Class A (a)	467,879	4,683
JetBlue Airways Corp. (a)	4,057,922	84,892
Jetsgo Corp.:
warrants (a)(f)	125,000	0
warrants (a)(f)	1	0
Class B (a)(f)	1,250,000	9,907
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	5,765,606	$ 168,356
Southwest Airlines Co.	1,396,100	19,015
		286,853
Building Products - 0.3%
Lennox International, Inc.	736,800	11,008
Masco Corp.	2,272,000	78,452
Trex Co., Inc. (a)	154,800	6,855
		96,315
Commercial Services & Supplies - 0.7%
Apollo Group, Inc. Class A (a)	153,128	11,235
Aramark Corp. Class B	3,696,100	89,224
Copart, Inc. (a)	387,900	7,343
Corporate Executive Board Co.	81,700	5,003
Educate, Inc. (a)	756,800	8,923
Education Management Corp. (a)	204,800	5,456
Laureate Education, Inc. (a)	80,600	3,000
R.R. Donnelley & Sons Co.	1,090,600	34,158
Resources Connection, Inc. (a)	628,500	23,745
Robert Half International, Inc.	1,251,600	32,254
Strayer Education, Inc.	574,199	66,039
		286,380
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	673,466	25,787
Perini Corp. (a)	382,400	5,453
Washington Group International, Inc. (a)	150,900	5,224
		36,464
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	2,045,800	120,702
Roper Industries, Inc.	736,100	42,296
Ultralife Batteries, Inc. (a)(d)	1,068,280	10,864
		173,862
Industrial Conglomerates - 3.2%
3M Co.	13,809,680	1,104,360
Carlisle Companies, Inc.	194,300	12,422
Hutchison Whampoa Ltd.	6,226,000	48,708
Siemens AG sponsored ADR	441,600	32,546
Tyco International Ltd.	1,819,400	55,783
		1,253,819
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.5%
AGCO Corp. (a)	387,200	$ 8,758
Briggs & Stratton Corp.	260,900	21,185
Cummins, Inc.	649,800	48,014
Danaher Corp.	9,167,940	470,132
Deere & Co.	195,800	12,639
Eaton Corp.	116,200	7,368
ESCO Technologies, Inc. (a)	155,000	10,503
IDEX Corp.	436,650	14,829
Illinois Tool Works, Inc.	215,700	20,097
Ingersoll-Rand Co. Ltd. Class A	250,200	17,006
ITT Industries, Inc.	95,800	7,663
Joy Global, Inc.	1,303,000	44,797
Oshkosh Truck Co.	272,000	15,520
PACCAR, Inc.	3,370,656	232,980
SPX Corp.	39,200	1,388
Volvo AB ADR	1,326,900	46,747
		979,626
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,393,400	53,381
Canadian National Railway Co.	881,700	43,199
Heartland Express, Inc.	1,842,405	33,992
Knight Transportation, Inc. (a)	828,751	17,752
Laidlaw International, Inc. (a)	332,300	5,466
Landstar System, Inc. (a)	965,831	56,675
Norfolk Southern Corp.	464,900	13,826
		224,291
Trading Companies & Distributors - 0.2%
Fastenal Co.	723,688	41,684
MSC Industrial Direct Co., Inc. Class A	1,331,500	45,378
		87,062
TOTAL INDUSTRIALS		4,290,402
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.4%
Adtran, Inc.	234,300	5,314
Carrier Access Corp. (a)	116,700	811
Comverse Technology, Inc. (a)	387,700	7,300
Ditech Communications Corp. (a)	1,642,591	36,778
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	1,676,300	$ 92,096
Juniper Networks, Inc. (a)	1,365,114	32,217
Motorola, Inc.	3,474,300	62,676
Plantronics, Inc.	232,700	10,062
QUALCOMM, Inc.	8,186,000	319,581
Research in Motion Ltd. (a)	3,169,600	242,012
Scientific-Atlanta, Inc.	952,200	24,681
Telefonaktiebolaget LM Ericsson ADR (a)	4,064,791	126,984
		960,512
Computers & Peripherals - 0.5%
Apple Computer, Inc. (a)	1,324,300	51,317
Dell, Inc. (a)	3,248,200	115,636
Synaptics, Inc. (a)	1,206,431	24,322
		191,275
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A (a)	1,232,830	42,237
Cogent, Inc.	1,155,041	21,045
Dionex Corp. (a)	18,500	1,012
FARO Technologies, Inc. (a)	226,868	4,614
FLIR Systems, Inc. (a)(d)	2,979,100	174,277
LoJack Corp. (a)	49,800	558
Molex, Inc.	135,500	4,041
National Instruments Corp.	815,245	24,677
Symbol Technologies, Inc.	870,000	10,997
		283,458
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	4,396,807	61,775
Google, Inc. Class A	979,600	126,956
Greenfield Online, Inc.	189,300	3,845
iVillage, Inc. (a)	653,500	3,921
Websense, Inc. (a)	506,758	21,117
Yahoo!, Inc. (a)	20,534,524	696,326
		913,940
IT Services - 2.0%
Accenture Ltd. Class A (a)	232,700	6,295
Alliance Data Systems Corp. (a)	3,397,500	137,803
Anteon International Corp. (a)(d)	1,890,000	69,269
Cognizant Technology Solutions Corp. Class A (a)	5,457,586	166,511
First Data Corp.	1,794,000	78,039
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	47,700	$ 2,554
Infosys Technologies Ltd. sponsored ADR	3,271,700	185,178
Iron Mountain, Inc. (a)	1,654,200	55,995
SRA International, Inc. Class A (a)(d)	1,535,800	79,186
		780,830
Office Electronics - 0.1%
Canon, Inc.	312,100	14,719
Zebra Technologies Corp. Class A (a)	566,550	34,565
		49,284
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	5,946,500	230,605
ATI Technologies, Inc. (a)	1,139,600	17,504
Cree, Inc. (a)	1,304,500	39,826
International Rectifier Corp. (a)(d)	3,352,500	114,991
Linear Technology Corp.	582,600	21,113
Marvell Technology Group Ltd. (a)(d)	13,951,700	364,558
Samsung Electronics Co. Ltd.	1,215,130	483,308
Silicon Image, Inc. (a)	639,600	8,085
Silicon Laboratories, Inc. (a)(d)	4,015,090	132,859
Tessera Technologies, Inc.	155,000	3,426
Tundra Semiconductor Corp. Ltd. (e)	49,400	556
Volterra Semiconductor Corp.	476,300	5,920
		1,422,751
Software - 1.4%
Activision, Inc. (a)	1,076,318	14,929
Adobe Systems, Inc.	1,470,011	72,721
Altiris, Inc. (a)(d)	2,623,874	83,046
Autodesk, Inc.	1,320,118	64,197
Electronic Arts, Inc. (a)	382,600	17,596
JAMDAT Mobile, Inc.	35,000	807
Kronos, Inc. (a)	543,108	24,054
Macrovision Corp. (a)	111,600	2,687
Magma Design Automation, Inc. (a)	427,789	6,451
Microsoft Corp.	640,400	17,707
NAVTEQ Corp.	1,096,500	39,079
NCsoft Corp. (a)	90,560	7,448
Quality Systems, Inc. (a)	91,309	4,612
Red Hat, Inc. (a)	628,053	7,687
SAP AG sponsored ADR	193,900	7,552
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Solutions, Inc. (a)(d)	1,774,511	$ 28,960
Symantec Corp. (a)	2,463,697	135,208
THQ, Inc. (a)	26,800	522
		535,263
TOTAL INFORMATION TECHNOLOGY		5,137,313
MATERIALS - 6.3%
Chemicals - 0.9%
Dow Chemical Co.	154,800	6,994
Ecolab, Inc.	5,786,600	181,931
Headwaters, Inc. (a)	250,800	7,740
Methanex Corp.	1,304,200	19,536
NOVA Chemicals Corp.	503,400	19,454
Potash Corp. of Saskatchewan	1,610,200	103,369
The Scotts Co. Class A (a)	108,100	6,935
Westlake Chemical Corp.	193,600	4,317
		350,276
Construction Materials - 0.1%
Eagle Materials, Inc.	353,200	25,183
Lafarge North America, Inc.	154,900	7,263
Rinker Group Ltd.	1,310,451	8,231
Texas Industries, Inc.	102,000	5,247
		45,924
Containers & Packaging - 0.0%
Ball Corp.	431,161	16,138
Metals & Mining - 5.2%
Aber Diamond Corp. (a)	1,348,200	46,545
Anglo American PLC ADR	3,464,425	84,012
Apex Silver Mines Ltd. (a)	1,903,800	41,312
BHP Billiton Ltd. sponsored ADR	1,730,500	35,908
Carpenter Technology Corp.	298,300	14,241
Companhia Vale do Rio Doce sponsored ADR	2,202,700	49,495
Compania de Minas Buenaventura SA sponsored ADR	4,816,100	114,382
Compass Minerals International, Inc.	652,700	14,490
Dofasco, Inc.	464,700	15,689
Eldorado Gold Corp. (a)	5,702,900	18,486
First Quantum Minerals Ltd. (a)	1,131,000	14,969
Freeport-McMoRan Copper & Gold, Inc. Class B	4,201,708	170,169
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Gerdau SA sponsored ADR	128,600	$ 2,103
Glamis Gold Ltd. (a)(d)	6,533,200	121,163
Goldcorp, Inc. (d)	14,266,728	197,874
Inco Ltd. (a)	232,200	9,091
International Steel Group, Inc.	662,200	22,316
IPSCO, Inc.	1,897,300	53,036
Ispat International NV (a)	229,500	6,656
Ivanhoe Mines Ltd. (a)	2,571,800	14,472
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	699,550	421
Meridian Gold, Inc. (a)	542,300	9,026
Newcrest Mining Ltd.	2,700,200	29,854
Newmont Mining Corp.	9,585,949	436,448
Nucor Corp.	1,177,400	107,579
Peabody Energy Corp.	717,400	42,685
Phelps Dodge Corp.	267,100	24,581
Placer Dome, Inc.	2,567,100	51,271
POSCO sponsored ADR	1,287,000	48,713
Rio Tinto PLC (Reg.)	7,071,543	192,081
Southern African Resources PLC (a)(d)	29,191,453	16,795
Southern Platinum Corp. (a)	892,500	1,464
SouthernEra Diamonds, Inc. Class A (a)	2,047,600	1,217
Steel Dynamics, Inc.	393,182	15,185
United States Steel Corp.	232,300	8,739
Xstrata PLC	1,165,300	19,184
		2,051,652
Paper & Forest Products - 0.1%
Canfor Corp. (a)	310,000	3,919
MeadWestvaco Corp.	154,900	4,941
Sappi Ltd.	2,052,361	29,087
		37,947
TOTAL MATERIALS		2,501,937
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.1%
PT Indosat Tbk	13,172,500	6,084
PT Indosat Tbk sponsored ADR	438,700	10,529
PT Telkomunikasi Indonesia Tbk sponsored ADR	195,400	3,457
		20,070
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.9%
Alamosa Holdings, Inc. (a)	606,700	$ 4,635
America Movil SA de CV sponsored ADR	6,467,700	252,434
KDDI Corp.	5,359	26,058
Mobile TeleSystems OJSC sponsored ADR	484,600	70,262
MTN Group Ltd.	1,552,700	7,412
Nextel Communications, Inc. Class A (a)	17,961,800	428,209
Nextel Partners, Inc. Class A (a)	8,557,900	141,890
NII Holdings, Inc. (a)	3,138,547	129,340
Vimpel Communications sponsored ADR (a)	2,064,700	224,639
Vodafone Group PLC sponsored ADR	9,283,100	223,816
Western Wireless Corp. Class A (a)	1,037,400	26,672
		1,535,367
TOTAL TELECOMMUNICATION SERVICES		1,555,437
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Corp.	607,500	36,821
Exelon Corp.	1,035,300	37,985
FirstEnergy Corp.	505,700	20,774
PG&E Corp. (a)	1,672,300	50,838
TXU Corp.	116,200	5,568
		151,986
Gas Utilities - 0.0%
Southern Union Co. (a)	262,605	5,383
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	1,909,100	19,072
Dominion Resources, Inc.	253,600	16,547
Duke Energy Corp.	697,100	15,957
NRG Energy, Inc. (a)	573,100	15,439
Sempra Energy	107,700	3,898
		70,913
TOTAL UTILITIES		228,282
TOTAL COMMON STOCKS (Cost $25,419,413)		34,763,684
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Xerox Capital Trust II 7.50% (e)	674,000	$ 51,996
UTILITIES - 0.2%
Electric Utilities - 0.2%
TXU Corp. 8.75% (a)	1,187,500	62,122
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $85,908)		114,118
Convertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 3.375% 10/15/33	$ 41,280	52,104
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	10,860	16,235
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. 4.5% 8/15/05	7,900	7,920
TOTAL CONVERTIBLE BONDS (Cost $70,399)		76,259
U.S. Treasury Obligations - 1.7%

U.S. Treasury Notes:
4.25% 8/15/13	233,650	237,146
4.25% 11/15/13	194,800	197,311
4.75% 5/15/14	211,300	221,799
TOTAL U.S. TREASURY OBLIGATIONS (Cost $635,437)		656,256
Money Market Funds - 10.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.74% (b)	3,922,570,102	$ 3,922,570
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	366,624,869	366,625
TOTAL MONEY MARKET FUNDS (Cost $4,289,195)		4,289,195
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.77%, dated 9/30/04 due 10/1/04) (Cost $19,161)	$ 19,162	19,161
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $30,519,513)		39,918,673
NET OTHER ASSETS - (1.2)%		(453,878)
NET ASSETS - 100%		$ 39,464,795
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $72,396,000 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,907,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. Class B	3/1/04	$ 9,334
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
99 Cents Only Stores	$ 187,327	$ 4,359	$ 64,571	$ -	$ 59,355
Advanced Neuromodulation Systems, Inc.	48,599	14,647	5,524	-	41,247
Altiris, Inc.	93,424	1,676	-	-	83,046
AnnTaylor Stores Corp.	91,252	41,986	42,612	-	77,995
Anteon International Corp.	98,034	-	26,009	-	69,269
Avon Products, Inc.	909,024	33,420	31,879	11,360	1,178,643
DENTSPLY International, Inc.	254,440	9,066	7,107	887	294,720
Everest Re Group Ltd.	236,205	11,535	-	853	219,015
FLIR Systems, Inc.	109,106	4,024	5,020	-	174,277
Glamis Gold Ltd.	38,580	87,914	16,851	-	121,163
Goldcorp, Inc.	231,200	-	4,364	2,880	197,874
International Rectifier Corp.	60,888	108,724	7,624	-	114,991
JetBlue Airways Corp.	157,107	186	43,251	-	-
K-Swiss, Inc. Class A	42,290	-	36,664	36	-
Krispy Kreme Doughnuts, Inc.	125,553	5,433	28,604	-	-
Marvell Technology Group Ltd.	138,680	168,754	13,791	-	364,558
Montpelier Re Holdings Ltd.	174,898	9,592	-	5,121	184,167
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
P.F. Chang's China Bistro, Inc.	$ 121,295	$ 4,006	$ 95,163	$ -	$ -
Pacific Sunwear of California, Inc.	110,226	11,631	35,238	-	84,872
Panera Bread Co. Class A	100,991	10,145	30,893	-	73,079
Patterson Companies, Inc.	-	4,279	-	-	471,051
Patterson Dental Co.	381,579	15,708	6,240	-	-
Premcor, Inc.	76,211	98,450	-	-	222,638
Red Robin Gourmet Burgers, Inc.	18,450	13,883	-	-	46,642
Seattle Genetics, Inc.	-	22,039	-	-	16,276
Shuffle Master, Inc.	-	38,798	-	-	44,233
Silicon Laboratories, Inc.	120,796	99,409	23,638	-	132,859
Sonic Solutions, Inc.	23,202	12,096	7,008	-	28,960
Southern African Resources PLC	-	15,619	-	-	16,795
SRA International, Inc. Class A	45,613	20,148	-	-	79,186
Strayer Education, Inc.	64,155	45,792	44,836	157	-
The Pep Boys - Manny, Moe & Jack	32,336	42,735	10,651	531	-
Ultralife Batteries, Inc.	-	19,312	-	-	10,864
USI Holdings Corp.	28,097	19,142	-	-	47,132
Total	$ 4,119,558	$ 994,508	$ 587,538	$ 21,825	$ 4,454,907
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $30,605,837,000. Net unrealized appreciation aggregated $9,312,836,000, of which $9,828,512,000 related to appreciated investment securities and $515,676,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004